Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (22,268)	$ (13,290)
Adjustments to reconcile net loss to net cash: (used in) provided by operating activities
Depreciation	872	561
Allowance for doubtful accounts	194	158
Inventories impairment	1,689	0
Non-cash lease expense	(26)	102
Inventory casualty losses		1,376
Deferred income tax expense	(72)	1,200
Share-based compensation	14,061	644
Non-cash PIK interest	30	83
(Gain) on sale of equipment	(18)
Loss on financing transaction	4,043
Change in fair value of warrants liabilities	(195)
Change in fair value of convertible notes	(970)
Increase (decrease) in cash resulting from changes in:
Trade accounts receivable	(928)	(211)
Deferred transaction costs	(1,098)
Inventories	372	284
Other current assets	1,144	1,306
Other noncurrent assets		(1)
Trade accounts payable	(14)	461
Income taxes payable	480	511
Income taxes receivable	1	1,645
Contract liability	1,657	212
Other current liabilities	(110)	(14)
Right of use liabilities	(163)	(105)
Accrued expenses	(3,343)	1,897
Other liabilities	111	11
Net cash used in operating activities	(4,551)	(3,170)
Investing Activities
Capital expenditures	(1,542)	(1,600)
Proceeds from sale of equipment	30
Net cash used in investing activities	(1,512)	(1,600)
Financing Activities
Proceeds from shareholder promissory notes		200
Repayments on shareholder promissory notes	(100)	(100)
Proceeds from convertible notes	1,806	950
Proceeds from financing transaction	4,481
Merger recapitalization	(2,344)
Net cash provided by financing activities	6,564	2,050
Net increase/(decrease) in cash and cash equivalents	501	(2,720)
Cash and cash equivalents, beginning of year	654	3,374
Cash and cash equivalents, end of the year	1,155	654
Supplemental cash flow information
Interest paid	52	29
Income taxes paid	6	33
Non-cash investing and financing transactions
Conversion of shareholder promissory note and accrued interests into common stock	18,501
Conversion of convertible notes and accrued interest into common stock	2,054
Conversion of related party promissory note into convertible notes	1,000
Transfer of inducement shares in financing transaction	4,641
Legacy SMAP
Non-cash investing and financing transactions
Conversion of related party promissory note into convertible notes	1,324
Related party
Financing Activities
Proceeds from promissory notes	575	1,000
Legacy SMAP
Financing Activities
Proceeds from promissory notes	1,524
First Insurance Funding
Financing Activities
Proceeds from line of credit	647
Repayments of line of credit	(25)
Wells Fargo
Financing Activities
Proceeds from line of credit		1,400
Repayments of line of credit		$ (1,400)
B1 Bank
Financing Activities
Proceeds from line of credit	900
Repayments of line of credit	$ (900)